Interest expense (Tables)	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Summary of Interest Expense
Interest expense consists of the following:

	Year ended March 31,
	2023		2023		2022		2021

	(In millions)
Gross interest expense	US$	1,282.4	Rs.	105,375.1	Rs.	99,000.2	Rs.	92,333.4
Less: Interest capitalized *		(36.3)		(2,982.8)		(5,737.1)		(11,492.9)

Total	US$	1,246.1	Rs.	102,392.3	Rs.	93,263.1	Rs.	80,840.5

*	Represents borrowing costs capitalized during the year on qualifying assets (property plant and equipment and product development).